FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Effect of Hedge Accounting, Cash Flow Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Total current derivative assets (note 4.5)	$ 737	$ 2,985
Total non-current derivative assets (note 4.6)	835	318
Total current derivative liabilities (note 4.8)	(379)	(316)
Total non-current derivative liabilities (note 9.2)	(45)	(58)
Cash Flow Hedge Reserve Rollforward:
Gains or losses reclassification adjustment and hedge ineffectiveness	(1,899)	(384)	$ (119)
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Assets carrying amount	1,392	3,082
Liabilities carrying amount	(332)	(253)
Total current derivative assets (note 4.5)	564	2,781
Total non-current derivative assets (note 4.6)	828	301
Total current derivative liabilities (note 4.8)	(287)	(214)
Total non-current derivative liabilities (note 9.2)	(45)	(39)
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	2,087	199
Hedging gains or losses of the reporting period that were recognized in OCI	1,217	2,179
Gains or losses reclassification adjustment and hedge ineffectiveness	(253)	(175)
Basis adjustment	(1,169)	(116)
Cash flow hedge reserve at end of period	1,882	2,087	199
Reserve of cash flow hedges	1,882	2,087
Cash flow hedges | Derivative contract, equity method investments
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	1,023	603	30
Cash flow hedges | Foreign exchange contracts
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	13	(1)
Cash flow hedges | Commodities
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	1,020	302
Cash flow hedges | Emission rights
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	849	1,786
Other Hedges
Disclosure of detailed information about hedging instruments [line items]
Total current derivative assets (note 4.5)	173	204
Total non-current derivative assets (note 4.6)	7	17
Total current derivative liabilities (note 4.8)	(92)	(102)
Total non-current derivative liabilities (note 9.2)	0	(19)
Currency risk | Cash flow hedges | Foreign exchange contracts
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	(1)	(13)
Hedging gains or losses of the reporting period that were recognized in OCI	146	81
Gains or losses reclassification adjustment and hedge ineffectiveness	4	8
Basis adjustment	(136)	(77)
Cash flow hedge reserve at end of period	13	(1)	(13)
Commodity price risk | Cash flow hedges | Commodities
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	302	(2)
Hedging gains or losses of the reporting period that were recognized in OCI	951	398
Gains or losses reclassification adjustment and hedge ineffectiveness	(153)	(55)
Basis adjustment	(80)	(39)
Cash flow hedge reserve at end of period	1,020	302	(2)
Commodity price risk | Cash flow hedges | Emission rights
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	1,786	214
Hedging gains or losses of the reporting period that were recognized in OCI	120	1,700
Gains or losses reclassification adjustment and hedge ineffectiveness	(104)	(128)
Basis adjustment	(953)	0
Cash flow hedge reserve at end of period	$ 849	$ 1,786	$ 214
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Currency risk | Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	3,044	185
Assets carrying amount	$ 21	$ 9
Liabilities carrying amount	$ (26)	$ (2)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Commodity price risk | Cash flow hedges | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	1,467	872
Assets carrying amount	$ 490	$ 325
Liabilities carrying amount	$ (261)	$ (212)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Commodity price risk | Cash flow hedges | Emission rights
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	488	1,555
Assets carrying amount	$ 53	$ 2,447
Liabilities carrying amount	$ 0	$ 0
Other assets/Other long-term obligations | Currency risk | Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	300	120
Assets carrying amount	$ 12	$ 2
Liabilities carrying amount	$ (3)	$ (5)
Other assets/Other long-term obligations | Commodity price risk | Cash flow hedges | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	1,533	1,321
Assets carrying amount	$ 816	$ 299
Liabilities carrying amount	$ (42)	$ (34)